CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income		$ (3,288,107)	$ 962,740	$ 1,509,332
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation		47,922	35,896	35,740
Amortization		25,721	17,648	3,250
Expensed deferred IPO cost			150,000
Provision for impairment loss		1,999	656,253
Provision for (recovery of) credit losses		1,018,783	(229,917)	(1,687)
Deferred tax provision (benefits)		264,146	(123,962)	(20,149)
Non-cash operating lease expense		94,908	39,310	38,450
Changes in operating assets and liabilities:
Accounts receivable		(1,157,456)	(424,953)	(383,178)
Contract fulfilment costs		2,374,007	327,106	801,589
Inventories		(206,520)	10,880	153,025
Contract assets		126,207	(1,170,281)	(1,719,179)
Prepayment and other receivables		(54,412)	20,222	(42,945)
Advance to suppliers		(940,041)	(48,710)	108,758
Operating lease liabilities		(43,259)	(43,307)	(42,533)
Accounts payable		227,446	(111,610)	(948,639)
Contract liabilities		(498,170)	193,155	(1,012,212)
Other payables and accrued liabilities		784,947	(92,961)	(88,109)
Taxes payable		85,445	659,028	797,744
NET CASH (USDED IN) PROVIDED BY OPERATING ACTIVITIES		(1,136,434)	826,537	(810,743)
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment received from shareholder loans				240,387
Loans to third parties		(648,908)
Purchases of property and equipment		(511,153)		(27,726)
Purchases of a software			(81,022)	(14,739)
Prepayment for purchase of equity investment		(679,376)
Prepayment of purchases of property and equipment			(121,715)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES		(1,839,437)	(202,737)	197,922
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs		(1,103,741)	(60,744)	(7,145)
Gross proceeds from issuance of ordinary shares in the IPO		5,600,000
Proceeds from shareholder loans		6,685	15,987	36,913
Proceeds from bank loans and third-party loans		2,641,248	2,872,590	2,410,219
Repayments of bank loans and third-party loans		(1,928,200)	(2,744,194)	(1,976,439)
NET CASH PROVIDED BY FINANCING ACTIVITIES		5,215,992	83,639	463,548
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH AND RESTRICTED CASH		13,997	35,256	(9,374)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH		2,254,118	742,695	(158,647)
CASH AND RESTRICTED CASH, BEGINNING OF YEAR		1,157,314	414,619	573,266
CASH AND RESTRICTED CASH, END OF YEAR		3,411,432	1,157,314	414,619
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax		125,546	57	1,165
Cash paid for interests		123,813	134,004	153,191
SUPPLEMENTAL NON-CASH INVESTING INFORMATION:
Right-of-use assets obtained in exchange for new operating lease liabilities		289,567		13,365
SUPPLEMENTAL NON-CASH FINANCING INFORMATION:
Capital contributed by shareholders	[1]		256,238	668,972
Deferred costs related to initial public offering	[1]		(256,238)	(668,972)
Cash		2,913,019	808,915	120,913
Restricted cash		498,413	348,399	293,706
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows		$ 3,411,432	$ 1,157,314	$ 414,619

[1]	Pursuant to a share subscription agreement entered into by the Company and Emerald Investments International, LLC, the payment of capital contribution will be settled by waiver of shareholder loans provided by Emerald Investments International, LLC to the Company for its IPO cost.